Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS ― 99.7%
	ACCOMMODATION AND FOOD SERVICES ― 2.9%
2,995	Chatham Lodging Trust	$32,346
2,185	Fiesta Restaurant Group, Inc. *	24,909
968	Wyndham Destinations, Inc.	43,424
		100,679
	CONSTRUCTION ― 3.3%
731	M/I Homes, Inc. *	32,376
442	Meritage Homes Corp. *	36,606
1,717	Primoris Services Corp.	47,406
		116,388
	EDUCATIONAL SERVICES ― 1.2%
77	Graham Holdings Co.	41,070

	FINANCE AND INSURANCE ― 23.2%
938	American Equity Investment Life Holding Co.	25,945
781	Artisan Partners Asset Management, Inc.	39,316
2,508	Associated Banc-Corp	42,761
1,897	Bancorp Inc/The *	25,894
677	Banner Corp.	31,541
1,132	Central Pacific Financial Corp.	21,519
860	Eagle Bancorp, Inc.	35,518
850	First Bancshares Inc/The	26,248
50	First Citizens BancShares Inc/NC	28,714
568	First Financial Corp/IN	22,067
2,050	First Midwest Bancorp Inc/IL	32,636
1,289	Flagstar Bancorp, Inc.	52,540
1,129	Hancock Whitney Corp.	38,409
786	Heartland Financial USA, Inc.	31,731
1,396	Independent Bank Corp/MI	25,784
879	Mercury General Corp.	45,893
1,840	Mr Cooper Group, Inc. *	57,095
98	National Western Life Group, Inc.	20,231
300	Piper Sandler Cos	30,270
765	Stewart Information Services Corp.	36,995
766	TriCo Bancshares	27,024
1,376	Trustmark Corp.	37,579
565	UMB Financial Corp.	38,979
1,531	United Community Banks Inc/GA	43,542
		818,231
	HEALTH CARE AND SOCIAL ASSISTANCE ― 1.4%
739	Hanger, Inc. *	16,251
1,441	Jounce Therapeutics, Inc. *	10,087
374	National HealthCare Corp.	24,837
		51,175
	INFORMATION ― 1.1%
2,200	Gray Television, Inc. *	39,358

	MANAGEMENT OF COMPANIES AND ENTERPRISES ― 2.5%
735	First Interstate BancSystem, Inc.	29,966
713	Hawaiian Electric Industries, Inc.	25,233
1,561	Simmons First National Corp.	33,702
		88,901
	MANUFACTURING ― 28.5%
1,779	Alcoa Corp. *	41,006
468	Altra Industrial Motion Corp.	25,941
267	American Woodmark Corp. *	25,058
2,557	Amkor Technology, Inc.	38,560
578	Anika Therapeutics, Inc. *	26,160
771	AZZ, Inc.	36,576
340	Barnes Group, Inc.	17,235
516	Cabot Corp.	23,158
666	Clearwater Paper Corp. *	25,142

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)(Continued)

Shares		Value
	MANUFACTURING ― 28.5% (Continued)
830	Coherus Biosciences, Inc. *	$14,425
654	Columbus McKinnon Corp/NY	25,140
1,021	Commercial Metals Co.	20,971
1,294	Comtech Telecommunications Corp.	26,773
249	Curtiss-Wright Corp.	28,971
974	Federal Signal Corp.	32,308
1,837	G-III Apparel Group Ltd. *	43,610
3,552	Goodyear Tire & Rubber Co/The	38,752
682	Greif, Inc.	31,972
2,982	Harmonic, Inc. *	22,037
765	Hillenbrand, Inc.	30,447
71	ICU Medical, Inc. *	15,229
1,327	Lantheus Holdings, Inc. *	17,901
1,387	Lydall, Inc. *	41,652
666	Minerals Technologies, Inc.	41,372
1,061	Mueller Industries, Inc.	37,252
934	NCR Corp. *	35,090
1,782	Pilgrim's Pride Corp. *	34,945
1,352	Quanex Building Products Corp.	29,974
2,005	Rambus, Inc. *	35,007
273	Regal Beloit Corp.	33,527
598	Seneca Foods Corp. *	23,860
2,926	Steelcase, Inc.	39,648
834	Supernus Pharmaceuticals, Inc. *	20,983
1,633	Vanda Pharmaceuticals, Inc. *	21,459
		1,002,141
	MINING, QUARRYING, AND OIL AND GAS EXTRACTION ― 3.0%
1,978	Bonanza Creek Energy, Inc. *	38,235
910	Cimarex Energy Co.	34,134
3,338	Liberty Oilfield Services, Inc.	34,415
		106,784
	PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES ― 3.1%
549	Huron Consulting Group, Inc. *	32,364
467	Insperity, Inc.	38,022
1,019	Sykes Enterprises, Inc. *	38,386
		108,772
	REAL ESTATE AND RENTAL AND LEASING ― 12.1%
2,763	Apple Hospitality REIT, Inc.	35,670
4,426	Archrock, Inc.	38,329
2,824	Armada Hoffler Properties, Inc.	31,685
5,595	Capstead Mortgage Corp.	32,507
452	Community Healthcare Trust, Inc.	21,294
1,689	Corporate Office Properties Trust	44,049
1,780	Dynex Capital, Inc.	31,684
1,898	Global Net Lease, Inc.	32,532
509	McGrath RentCorp	34,154
5,262	New Senior Investment Group, Inc.	27,257
987	Physicians Realty Trust	17,569
1,461	Sabra Health Care REIT, Inc.	25,378
616	STAG Industrial, Inc.	19,293
2,284	UMH Properties, Inc.	33,826
		425,227
	RETAIL TRADE ― 7.7%
1,712	Abercrombie & Fitch Co.	34,856
2,164	At Home Group, Inc. *	33,455
688	Big Lots, Inc.	29,536
1,074	Foot Locker, Inc.	43,432
707	Ingles Markets, Inc.	30,161
1,206	Lumber Liquidators Holdings, Inc. *	37,072
1,624	Natural Grocers by Vitamin Cottage, Inc.	22,314
1,052	Sonic Automotive, Inc.	40,576
		271,402

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)(Continued)

Shares		Value
	TRANSPORTATION AND WAREHOUSING ― 0.7%
1,435	Heartland Express, Inc.	$25,974

	UTILITIES ― 3.8%
568	NorthWestern Corp.	33,120
275	SJW Group	19,074
417	Southwest Gas Holdings, Inc.	25,333
476	Spire, Inc.	30,483
551	Unitil Corp.	24,393
		132,403
	WHOLESALE TRADE ― 5.2%
497	ePlus, Inc. *	43,710
443	Insight Enterprises, Inc. *	33,708
381	Kaman Corp.	21,767
1,811	Knowles Corp. *	33,377
1,158	Owens & Minor, Inc.	31,324
985	Phibro Animal Health Corp.	19,129
		183,015

	TOTAL COMMON STOCKS (Cost $3,281,839)	$3,511,520

	EXCHANGE TRADED FUND ― 0.6%
152	iShares Russell 2000 Value ETF	20,026
	TOTAL EXCHANGE TRADED FUND (Cost $14,822)	$20,026

	SHORT TERM INVESTMENT ― 0.3%
11,822	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.03% (1)	11,822
	TOTAL SHORT TERM INVESTMENT (Cost $11,822)	$11,822

	TOTAL INVESTMENTS ― 100.6% (Cost $3,308,483)	3,543,368
	Liabilities in Excess of Other Assets ― (0.6)%	(22,446)
	TOTAL NET ASSETS ― 100.0%	$3,520,922

Percentages are stated as a percent of net assets.

*	Non income producing.
(1)	Rate quoted is seven-day yield at period end.

Ziegler Piermont Small Cap Value Fund
Schedule of Investments (Continued)
December 31, 2020 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.  Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Piermont Small Cap Value Fund
Schedule of Investments (Continued)
December 31, 2020 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of December 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$3,511,520	$-	$-	$3,511,520
Exchange Traded Fund	20,026	-	-	20,026
Short-Term Investment	11,822	-	-	11,822
Total	$3,543,368	$-	$-	$3,543,368

See the Schedule of Investments for further detail of investment classifications.